FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,148,473	$ 1,888,317
Non-current financial liabilities at amortised cost	6,266,267	6,008,125
Financial liabilities at amortised cost	7,414,740	7,896,442
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	336,088	1,073,662
Non-current financial liabilities at amortised cost	5,532,611	5,422,427
Financial liabilities at amortised cost	5,868,699	6,496,089
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	55,851	47,242
Non-current financial liabilities at amortised cost	672,139	512,140
Financial liabilities at amortised cost	727,990	559,382
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	745,971	760,455
Non-current financial liabilities at amortised cost	35,310	50,577
Financial liabilities at amortised cost	781,281	811,032
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	10,563	6,958
Non-current financial liabilities at amortised cost	26,207	22,981
Financial liabilities at amortised cost	$ 36,770	$ 29,939